EARNINGS (LOSS) PER SHARE (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2011 Ordinary shares CNY	Dec. 31, 2013 Ordinary shares
Numerator:
Net loss from continuing operations	$ (5,654,000)	(34,229,000)	(16,991,000)	(11,514,000)
Income from discontinued operations				31,977,000
Net (loss) income attributable to ordinary shareholders:	(5,654,000)	(34,229,000)	(16,991,000)	20,463,000
Denominator:
Number of shares outstanding, opening	362,102,972	362,102,972	364,813,932	385,843,484
Weighted average number of shares issued	813,568	813,568	136,676	3,063,940
Weighted average number of shares repurchased			(1,169,733)	(6,922,907)
Weighted-average number of shares outstanding - Basic	362,916,540	362,916,540	363,780,875	381,984,517
Weighted-average number of shares outstanding - Diluted	362,916,540	362,916,540	363,780,875	381,984,517
Earnings (loss) per share-Basic
Net loss from continuing operations (in CNY or dollars per share)	$ (0.01)	(0.09)	(0.05)	(0.03)
Income from discontinued operations: (in CNY or dollars per share)				0.08
Basic (in CNY or dollars per share)	$ (0.01)	(0.09)	(0.05)	0.05
Earnings (loss) per share-Diluted
Net loss from continuing operations (in CNY or dollars per share)	$ (0.01)	(0.09)	(0.05)	(0.03)
Income from discontinued operations: (in CNY or dollars per share)				0.08
Diluted (in CNY or dollars per share)	$ (0.01)	(0.09)	(0.05)	0.05
Consideration received from issuance of share					0
Number of shares not used in the settlement of stock option awards						1,084,224